RIGHT OF USE AND LEASE LIABILITIES - Schedule of Changes In The Balance of Lease Obligations (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RIGHT OF USE AND LEASE LIABILITIES
Beginning balance		R$ 3,547,862	R$ 3,858,455
New agreements and modifications		1,065,794	737,899
Lease payments – principal		(953,048)	(1,077,611)	R$ (843,338)
Lease payments – interest		(199,769)	(219,574)
Appropriation of financial charges		200,246	210,669	229,544
Write-offs	[1]	(19,763)	(105,790)
Translation adjustment		(370,585)	143,814
Ending balance		R$ 3,270,737	R$ 3,547,862	R$ 3,858,455

[1]	Mainly related to termination of agreements related to lease of stores.